Schedule of Investments (unaudited) April 30, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$460	$502,762

Pennsylvania — 123.3%

Corporate — 2.4%
Pennsylvania Economic Development Financing Authority, RB
Series A, AMT, 0.58%, 08/01/37(a)	2,755	2,599,629
Series A, AMT, 3.25%, 08/01/39(b)	1,950	1,605,893
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	135	137,667

		4,343,189

County/City/Special District/School District — 33.1%
Allentown Neighborhood Improvement Zone
Development Authority, Refunding RB 5.00%, 05/01/42	1,980	2,174,557
Series A, 5.00%, 05/01/35	190	190,000
Series A, 5.00%, 05/01/42	450	450,000
Altoona Area School District, GO
(BAM, SAW), 5.00%, 12/01/25(c)	725	785,069
Series A, (AGM, SAW), 5.00%, 12/01/36	1,180	1,243,384
Bethlehem Area School District, GO
Series A, (BAM, SAW), 5.00%, 08/01/34	1,610	1,691,669
Series A, (BAM, SAW), 5.00%, 08/01/35	1,210	1,269,787
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,092,409
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	610	629,405
(SAW), 5.00%, 10/01/38	920	946,915
Bristol Township School District, GO
(SAW), 5.00%, 06/01/40	775	793,626
(BAM, SAW), 5.00%, 06/01/42	1,685	1,822,776
Chester County Industrial Development Authority, SAB (b) 4.25%, 03/01/35	715	642,008
4.75%, 03/01/50	1,525	1,298,322
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,750,481
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,480,167
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 09/01/22(c)	1,095	1,107,824
Coatesville School District, GO, CAB(d)
Series A, (BAM, SAW), 0.00%, 10/01/34	160	94,985
Series A, (BAM, SAW), 0.00%, 10/01/35	1,435	814,898
Series A, (BAM, SAW), 0.00%, 10/01/37	1,395	726,685
Coatesville School District, Refunding GO, CAB(d)
Series B, (BAM, SAW), 0.00%, 10/01/33	275	170,554
Series B, (BAM, SAW), 0.00%, 10/01/34	550	326,512
Series C, (BAM, SAW), 0.00%, 10/01/33	360	228,608
County of Monroe Pennsylvania, GO
Series A, 4.00%, 07/15/30	455	490,956
Series A, 4.00%, 07/15/31	530	571,439
Series A, 4.00%, 07/15/32	695	740,490
Dallastown Area School District, Refunding GO, (SAW), 5.00%, 04/15/34	1,235	1,295,047
East Pennsboro Area School District, GO (BAM, SAW), 4.00%, 10/01/40	355	363,732

Security	Par (000)	Value

County/City/Special District/School District (continued)
East Pennsboro Area School District, GO (continued)
(BAM, SAW), 4.00%, 10/01/44	$840	$858,268
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	1,345	1,461,168
(SAW), 5.00%, 02/01/42	1,250	1,336,769
Governor Mifflin School District, GO
Series A, (SAW), 4.00%, 04/01/39	360	368,212
Series A, (SAW), 4.00%, 04/01/40	225	229,912
Series A, (SAW), 4.00%, 04/01/42	640	652,299
Series A, (SAW), 4.00%, 04/01/43	570	579,973
Series A, (SAW), 4.00%, 04/01/46	665	673,040
Manheim Township School District, GO
Series A, (SAW), 4.00%, 02/01/34	260	271,675
Series A, (SAW), 4.00%, 02/01/35	510	532,707
Series A, (SAW), 4.00%, 02/01/36	345	359,401
Marple Newtown School District, GO, (SAW), 3.00%, 06/01/40	1,375	1,248,752
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	140	143,855
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	2,560	2,603,397
Shaler Area School District, GO, CAB, (XLCA SAW), 0.00%, 09/01/30(d)	6,145	4,648,318
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/36	870	956,414
(SAW), 5.00%, 03/01/37	890	976,934
(SAW), 5.00%, 03/01/40	1,025	1,121,309
(SAW), 5.00%, 03/01/43	775	844,817
State Public School Building Authority, RB, CAB(d)
(AGM, SAW), 0.00%, 12/15/22	1,640	1,621,655
(AGM, SAW), 0.00%, 12/15/23	1,980	1,901,453
(AGM, SAW), 0.00%, 12/15/24	1,980	1,841,782
(AGM, SAW), 0.00%, 12/15/25	1,770	1,590,782
Township of Lower Paxton Pennsylvania, GO 5.00%, 04/01/24(c)	1,870	1,962,349
Series A, 4.00%, 04/01/39	400	411,192
Series A, 4.00%, 04/01/40	150	153,993
Series A, 4.00%, 04/01/42	315	322,201
Series A, 4.00%, 04/01/50	395	400,472
Tredyffrin Easttown School District, GO, (SAW), 5.00%, 02/15/39	695	753,026
West Shore School District, GO
(SAW), 5.00%, 11/15/43	2,095	2,321,009
(SAW), 4.00%, 11/15/45	715	755,257
(SAW), 4.00%, 11/15/48	360	376,866
(SAW), 5.00%, 11/15/48	1,200	1,321,007

		60,792,569

Education — 17.3%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	160	162,869
5.00%, 10/01/49	430	431,558
Bethlehem Redevelopment Authority, Refunding RB, 4.00%, 10/01/38	170	168,623
City of Erie Higher Education Building Authority, Refunding RB
4.00%, 05/01/36	105	107,108
5.00%, 05/01/47	335	363,644
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 06/01/22(c)	2,460	2,467,557

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Delaware County Authority, RB
5.00%, 08/01/40	$1,205	$1,264,127
5.00%, 08/01/45	1,610	1,680,837
East Hempfield Township Industrial Development Authority, RB(c)
5.00%, 07/01/23	785	810,327
5.00%, 07/01/25	1,255	1,349,036
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	285	251,647
Lehigh County Industrial Development Authority, Refunding RB, 4.00%, 05/01/51	840	731,164
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,182,140
Pennsylvania Higher Education Assistance Agency, RB
Series A, AMT, 5.00%, 06/01/26	165	176,130
Series A, AMT, 5.00%, 06/01/27	185	199,156
Series A, AMT, 5.00%, 06/01/28	195	211,723
Series A, AMT, 5.00%, 06/01/29	190	207,922
Series A, AMT, 5.00%, 06/01/30	140	154,243
Series A, AMT, 2.63%, 06/01/42	1,205	1,049,158
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	281,316
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	2,000	2,054,458
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 11/01/32	910	960,841
5.00%, 05/01/37	1,325	1,327,825
Series A, 5.25%, 07/15/23(c)	1,580	1,637,322
Series A, 5.50%, 07/15/23(c)	385	400,101
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	280	279,675
5.00%, 06/15/39	335	344,110
4.00%, 06/01/41	260	238,883
5.00%, 06/15/49	935	950,280
5.00%, 06/15/50	575	579,135
4.00%, 06/01/51	205	178,088
4.00%, 06/01/56	290	245,832
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 05/01/30	415	436,826
5.00%, 05/01/40	375	384,185
5.00%, 06/15/40(b)	320	329,962
4.00%, 05/01/42	2,985	2,676,491
4.00%, 11/01/45	740	749,418
5.00%, 05/01/50	1,120	1,133,181
5.00%, 06/15/50(b)	610	619,068
Series 2015, 5.00%, 04/01/45	2,170	2,256,629
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/38	830	857,703

		31,890,298

Health — 26.8%
Allegheny County Hospital Development Authority, RB 1.46%, 11/15/47(a)	1,040	1,040,000
Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,247,638
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	1,700	1,757,242
Series A, (AGM-CR), 4.00%, 04/01/44	3,440	3,553,541
Series A, 5.00%, 04/01/47	700	755,356

Security	Par (000)	Value

Health (continued)
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/51	$1,000	$904,817
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	940	992,173
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	300	290,934
Cumberland County Municipal Authority, Refunding RB 5.00%, 01/01/25(c)	1,310	1,395,103
5.00%, 01/01/29(c)	70	79,708
4.00%, 01/01/36	395	396,058
4.13%, 01/01/38	160	161,058
5.00%, 01/01/38	1,290	1,329,559
5.00%, 01/01/39	690	751,033
Doylestown Hospital Authority, RB, Series A, 5.00%, 07/01/49	500	522,646
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	2,060	1,975,445
Franklin County Industrial Development Authority, RB
5.00%, 12/01/29	70	71,585
5.00%, 12/01/39	135	135,852
5.00%, 12/01/49	100	96,941
5.00%, 12/01/54	365	350,473
Geisinger Authority, Refunding RB 4.00%, 04/01/39	900	899,785
Series A-2, 5.00%, 02/15/39	4,050	4,270,600
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	825	814,626
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	575	599,806
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	420	415,886
5.00%, 12/01/44	665	708,865
4.00%, 12/01/49	565	546,783
Lancaster Industrial Development Authority, Refunding RB(c)
5.38%, 05/01/23	520	536,578
5.75%, 05/01/23	865	895,753
Montgomery County Higher Education and Health Authority, Refunding RB
5.00%, 05/01/52	2,700	2,952,445
Series A, 5.00%, 09/01/37	840	913,153
Series A, 5.00%, 09/01/48	1,500	1,596,749
Montgomery County Industrial Development Authority, RB
Series C, 4.00%, 11/15/43	200	201,736
Series C, 5.00%, 11/15/45	915	1,000,951
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 05/15/22(c)	1,420	1,421,674
5.25%, 01/01/40	220	227,556
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,345	2,296,717
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,000	1,049,876
5.00%, 08/15/48	1,125	1,202,403
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	2,000	2,064,734
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	3,000	3,170,031

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Wayne County Hospital & Health Facilities Authority, RB,
Series A, (GTD), 4.00%, 07/01/46	$1,595	$1,554,532
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/36	230	225,058
Series A, 4.00%, 11/15/41	225	216,415
Series A, 4.00%, 11/15/46	335	316,900
Westmoreland County Industrial Development Authority, Refunding RB, Series A, 4.00%, 07/01/37	360	363,123

		49,269,897

Housing — 4.4%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	685	537,987
Series 137, 2.60%, 04/01/46	2,730	2,152,955
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, 4.15%, 10/01/42	2,000	1,992,748
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36	810	615,271
Series A, 4.00%, 12/01/46	2,970	2,173,437
Series A, 4.00%, 12/01/51	805	569,360

		8,041,758

State — 9.1%
Commonwealth Financing Authority, RB
5.00%, 06/01/34	4,175	4,527,533
5.00%, 06/01/35	1,295	1,401,797
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 05/15/28	1,300	1,458,434
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	7,000	7,290,850
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/48	1,930	2,100,886

		16,779,500

Tobacco — 2.1%
Commonwealth Financing Authority, RB, 5.00%, 06/01/33	3,575	3,886,290

Transportation — 14.9%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/37	1,100	1,163,873
Series B, AMT, 5.00%, 07/01/47	2,105	2,209,875
Delaware River Joint Toll Bridge Commission, RB,
5.00%, 07/01/42	1,500	1,604,322
Delaware River Port Authority, RB
5.00%, 01/01/24(c)	475	493,911
5.00%, 01/01/37	2,285	2,365,466
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 5.00%, 11/01/41	6,025	6,052,998
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	2,345	2,471,255
Subordinate, 5.00%, 12/01/29	260	293,041
Subordinate, 5.00%, 12/01/30	325	369,342
Subordinate, 5.00%, 12/01/31	590	674,231
Subordinate, 3.00%, 12/01/51	1,470	1,090,227

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, RB, CAB(d)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	$1,275	$584,265
Sub-Series A-3, 0.00%, 12/01/42	4,760	1,866,496
Pennsylvania Turnpike Commission, Refunding RB
Series A-1, 5.25%, 12/01/45	3,270	3,417,313
Series C, 5.00%, 12/01/46	425	471,402
Series C, 3.00%, 12/01/51	920	716,746
Series C, 4.00%, 12/01/51	340	332,706
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/32	1,075	1,219,364

		27,396,833

Utilities — 13.2%
Aliquippa Municipal Water Authority Water & Sewer Revenue, RB
(BAM), 4.00%, 11/15/46	205	206,915
(BAM), 4.00%, 11/15/51	595	598,822
(BAM), 4.00%, 11/15/55	750	753,385
Allegheny County Sanitary Authority, RB, (BAM), 5.25%, 12/01/41	1,410	1,454,727
Allegheny Valley Joint Sewage Authority, RB
(BAM), 4.00%, 08/01/47	370	380,463
(BAM), 4.00%, 08/01/52	755	776,384
Bucks County Water and Sewer Authority, RB
Series A, (AGM), 5.00%, 12/01/37	780	816,074
Series A, (AGM), 5.00%, 12/01/40	1,000	1,042,354
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,040	3,310,976
Series A, 5.00%, 11/01/45	1,790	1,987,682
Series A, 5.25%, 10/01/52	810	878,591
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(c)	420	431,848
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	1,149,393
Oxford Area Sewer Authority, Refunding RB
(BAM), 4.00%, 07/01/22	100	100,413
(BAM), 4.00%, 07/01/23	135	137,738
(BAM), 3.00%, 07/01/25	100	101,189
(BAM), 4.00%, 07/01/28	160	170,919
(BAM), 4.00%, 07/01/29	165	177,365
(BAM), 4.00%, 07/01/30	120	129,673
(BAM), 4.00%, 07/01/31	100	108,499
(BAM), 4.00%, 07/01/33	100	106,808
(BAM), 4.00%, 07/01/34	200	211,272
(BAM), 3.00%, 07/01/35	100	94,612
(BAM), 4.00%, 07/01/37	220	228,442
(BAM), 4.00%, 07/01/39	240	247,678
(BAM), 4.00%, 07/01/41	260	266,449
(BAM), 3.00%, 07/01/46	1,255	1,023,254
(BAM), 2.38%, 07/01/55	400	249,984
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/30	800	852,344
5.00%, 08/01/31	600	638,005
5.00%, 08/01/32	800	850,172
5.00%, 08/01/33	400	423,963
5.00%, 08/01/34	700	740,125
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 4.00%, 09/01/50	900	920,394

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	$2,000	$2,174,524
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	590,829

		24,332,265

Total Municipal Bonds in Pennsylvania		226,732,599

Puerto Rico — 4.9%

State — 4.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	265	268,291
Series A-1, Restructured, 5.00%, 07/01/58	389	398,173
Series A-2, Restructured, 4.33%, 07/01/40	519	514,645
Series A-2, Restructured, 4.78%, 07/01/58	46	46,781
Series B-1, Restructured, 4.75%, 07/01/53	283	286,465
Series B-1, Restructured, 5.00%, 07/01/58	3,423	3,503,399
Series B-2, Restructured, 4.33%, 07/01/40	2,701	2,688,054
Series B-2, Restructured, 4.78%, 07/01/58	274	277,288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	3,575	1,004,421

Total Municipal Bonds in Puerto Rico		8,987,517

Total Municipal Bonds — 128.4% (Cost: $242,952,183)		236,222,878

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Pennsylvania — 38.4%

Education — 10.3%
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/47	3,900	4,168,522
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	11,335	11,453,652
Philadelphia Authority for Industrial Development, RB, 4.00%, 12/01/48(f)	3,300	3,304,249

		18,926,423

Health — 20.7%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(f)	2,501	2,425,830
General Authority of Southcentral Pennsylvania, Refunding RB
4.00%, 06/01/49	5,385	5,236,771
Series A, 5.00%, 06/01/24(c)	7,000	7,370,486
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/44(f)	3,100	3,058,083
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	8,000	7,990,088
Pennsylvania Higher Educational Facilities Authority, RB, Series A, 4.00%, 08/15/39(f)	7,815	7,832,027
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	3,754	4,185,550

		38,098,835

Security	Par (000)	Value

State — 3.3%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	$6,000	$6,117,789

Transportation — 2.1%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,798,591
Pennsylvania Turnpike Commission, Refunding RB, Sub- Series B-2, 5.00%, 06/01/35	1,850	1,989,056

		3,787,647

Utilities — 2.0%
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 08/15/42	3,493	3,664,617

Total Municipal Bonds in Pennsylvania		70,595,311

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.4% (Cost: $70,822,058)		70,595,311

Total Long-Term Investments — 166.8% (Cost: $313,774,241)		306,818,189

	Shares

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.25% (g)(h)	1,016,090	1,016,090

Total Short-Term Securities — 0.6% (Cost: $1,015,993)		1,016,090

Total Investments — 167.4% (Cost: $314,790,234)		307,834,279

Other Assets Less Liabilities — 0.4%		664,326

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.0)%		(42,223,305)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.8)%		(82,348,626)

Net Assets Applicable to Common Shares — 100.0%		$183,926,674

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2022 to June 1, 2039, is $14,130,711.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$25,907	$990,623	(a)	$—	$(537)	$97	$1,016,090	1,016,090	$917	$—

(a)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	82	06/21/22	$9,762	$251,049
U.S. Long Bond	65	06/21/22	9,133	418,117
5-Year U.S. Treasury Note	115	06/30/22	12,945	210,085

				$879,251

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$236,222,878	$—	$236,222,878
Municipal Bonds Transferred to Tender Option Bond Trusts	—	70,595,311	—	70,595,311

5

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$1,016,090	$—	$—	$1,016,090

	$1,016,090	$306,818,189	$—	$307,834,279

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$879,251	$—	$—	$879,251

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(42,183,181)	$—	$(42,183,181)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(124,783,181)	$—	$(124,783,181)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	6